Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating leases expense	$ 0.7	$ 0.7	$ 1.4	$ 1.4